united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 03/31/2019

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value

	MUTUAL FUNDS - 9.9%
44,036	AllianzGI Structured Return Fund - Institutional Class	$698,850
15,109	JPMorgan Hedged Equity Fund - Institutional Class	297,201
	TOTAL MUTUAL FUNDS (Cost - $1,006,902)	996,051

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 67.1%
17,057	iShares Short-Term Corporate Bond ETF	900,951
47,735	SPDR Doubleline Total Return Tactical ETF	2,307,987
21,641	Vanguard Intermediate -Term Bond ETF	1,816,329
21,316	Vanguard Short-Term Bond ETF	1,696,541
		6,721,808
	EQUITY FUNDS - 21.1%
3,855	iShares Core MSCI Emerging Markets ETF	199,342
10,249	Schwab U.S. Large-Cap Growth ETF	814,078
12,750	Schwab U.S. Large-Cap Value ETF	697,935
1,434	Vanguard Mid-Cap Growth ETF	204,732
1,848	Vanguard Mid-Cap Value ETF	199,362
		2,115,449
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,627,992)	8,837,257

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND
175,633	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.32% +	175,633
	(Cost - $175,633)

	TOTAL INVESTMENTS - 99.8% (Cost - $9,810,527)	$10,008,941
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	16,045
	TOTAL NET ASSETS - 100.00%	$10,024,986

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2019.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value

	MUTUAL FUNDS - 9.9%
118,848	AllianzGI Structured Return Fund - Institutional Class	$1,886,119
63,435	JPMorgan Hedged Equity Fund - Institutional Class	1,247,772
	TOTAL MUTUAL FUNDS (Cost - $3,163,302)	3,133,891

	EXCHANGE TRADED FUNDS - 89.2%
	DEBT FUNDS - 50.0%
17,903	iShares Short-Term Corporate Bond ETF	945,637
111,114	SPDR Doubleline Total Return Tactical ETF	5,372,361
41,668	Vanguard Intermediate-Term Bond ETF	3,497,195
75,037	Vanguard Short-Term Bond ETF	5,972,195
		15,787,388
	EQUITY FUNDS - 39.2%
12,105	iShares Core MSCI Emerging Markets ETF	625,950
11,139	JPMorgan Diversified Return International Equity ETF	615,875
56,564	Schwab U.S. Large-Cap Growth ETF	4,492,878
68,828	Schwab U.S. Large-Cap Value ETF	3,767,645
8,880	Schwab US Small-Cap ETF	620,978
9,040	Vanguard Mid-Cap Growth ETF	1,290,641
8,737	Vanguard Mid-Cap Value ETF	942,548
		12,356,515
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $27,090,012)	28,143,903

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND
300,037	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.32% +	300,037
	(Cost - $300,037)

	TOTAL INVESTMENTS - 100.1% (Cost - $30,553,351)	$31,577,831
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.1)%	(21,887)
	TOTAL NET ASSETS - 100.00%	$31,555,944

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2019.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
189,127	AllianzGI Structured Return Fund - Institutional Class	$3,001,451
353,540	JPMorgan Hedged Equity Fund - Institutional Class	6,954,136
	TOTAL MUTUAL FUNDS (Cost - $9,811,013)	9,955,587

	EXCHANGE TRADED FUNDS - 89.6%
	DEBT FUNDS - 33.1%
166,447	SPDR Doubleline Total Return Tactical ETF	8,047,712
84,389	Vanguard Intermediate-Term Bond ETF	7,082,769
226,226	Vanguard Short-Term Bond ETF	18,005,327
		33,135,808
	EQUITY FUNDS - 56.5%
38,476	iShares Core MSCI Emerging Markets ETF	1,989,594
53,252	JPMorgan Diversified Return International Equity ETF	2,944,303
257,108	Schwab U.S. Large-Cap Growth ETF	20,422,088
310,282	Schwab U.S. Large-Cap Value ETF	16,984,837
42,476	Schwab US Small-Cap ETF	2,970,347
43,073	Vanguard Mid-Cap Growth ETF	6,149,532
46,212	Vanguard Mid-Cap Value ETF	4,985,351
		56,446,052
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $85,946,645)	89,581,860

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND
718,922	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.32% +	718,922
	(Cost - $718,922)

	TOTAL INVESTMENTS - 100.3% (Cost - $96,476,580)	$100,256,369
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.3)%	(299,886)
	TOTAL NET ASSETS - 100.00%	$99,956,483

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2019.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value

	MUTUAL FUNDS - 9.9%
96,299	AllianzGI Structured Return Fund - Institutional Class	$1,528,272
179,975	JPMorgan Hedged Equity Fund - Institutional Class	3,540,105
	TOTAL MUTUAL FUNDS - (Cost - $5,023,756)	5,068,377

	EXCHANGE TRADED FUNDS - 89.4%
	DEBT FUNDS - 19.0%
52,959	SPDR Doubleline Total Return Tactical ETF	2,560,568
12,259	Vanguard Intermediate-Term Bond ETF	1,028,898
76,746	Vanguard Short-Term Bond ETF	6,108,214
		9,697,680
	EQUITY FUNDS - 70.4%
29,340	iShares Cores MSCI Emerging Markets ETF	1,517,171
36,220	JPMorgan Diversified Return International Equity ETF	2,002,604
150,509	Schwab U.S. Large-Cap Growth ETF	11,954,930
185,824	Schwab U.S. Large-Cap Value ETF	10,172,006
36,093	Schwab US Small-Cap ETF	2,523,983
32,915	Vanguard Mid-Cap Growth ETF	4,699,274
28,244	Vanguard Mid-Cap Value ETF	3,046,963
		35,916,931
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $43,695,639)	45,614,611

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND
381,168	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	381,168
	(Cost - $381,168)

	TOTAL INVESTMENTS - 100.0% (Cost - $49,100,563)	$51,064,156
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%	(24,648)
	TOTAL NET ASSETS - 100.00%	$51,039,508

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2019.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value

	MUTUAL FUNDS - 9.9%
28,226	AllianzGI Structured Return Fund - Institutional Class	$447,951
90,476	JPMorgan Hedged Equity Fund - Institutional Class	1,779,661
	TOTAL MUTUAL FUNDS - (Cost - $2,227,254)	2,227,612

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 6.9%
19,683	VanEck Vectors Fallen Angel High Yield Bond ETF	1,566,570

	EQUITY FUNDS - 81.3%
17,244	iShares Core MSCI Emerging Markets ETF	891,687
15,927	JPMorgan Diversified Return International Equity ETF	880,604
74,819	Schwab U.S. Large-Cap Growth ETF	5,942,873
85,794	Schwab U.S. Large-Cap Value ETF	4,696,364
22,236	Schwab US Small-Cap ETF	1,554,963
17,694	Vanguard Mid-Cap Growth ETF	2,526,172
16,566	Vanguard Mid-Cap Value ETF	1,787,140
		18,279,803
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,113,766)	19,846,373

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND
416,363	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.32% +	416,363
	(Cost - $416,363)

	TOTAL INVESTMENTS - 100.0% (Cost - $21,757,383)	$22,490,348
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	1,017
	TOTAL NET ASSETS - 100.00%	$22,491,365

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2019.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;
(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$996,051	$-	$-	$996,051
Exchange Traded Fund	8,837,257	-	-	8,837,257
Short-Term Investment	175,633	-	-	175,633
Total	$10,008,941	$-	$-	$10,008,941

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,133,891	$-	$-	$3,133,891
Exchange Traded Funds	28,143,903	-	-	28,143,903
Short-Term Investment	300,037	-	-	300,037
Total	$31,577,831	$-	$-	$31,577,831

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,955,587	$-	$-	$9,955,587
Exchange Traded Fund	89,581,860	-	-	89,581,860
Short-Term Investment	718,922	-	-	718,922
Total	$100,256,369	$-	$-	$100,256,369

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,068,377	$-	$-	$5,068,377
Exchange Traded Fund	45,614,611	-	-	45,614,611
Short-Term Investment	381,168	-	-	381,168
Total	$51,064,156	$-	$-	$51,064,156

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,227,612	$-	$-	$2,227,612
Exchange Traded Fund	19,846,373	-	-	19,846,373
Short-Term Investment	416,363	-	-	416,363
Total	$22,490,348	$-	$-	$22,490,348

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Ladenburg Income Fund	$9,811,013	$211,727	$(13,799)	$197,928
Ladenburg Income & Growth Fund	30,553,381	1,144,130	(119,680)	1,024,450
Ladenburg Growth & Income Fund	96,476,583	4,257,006	(477,220)	3,779,786
Ladenburg Growth Fund	49,100,563	2,350,296	(386,703)	1,963,593
Ladenburg Aggressive Growth Fund	21,757,389	972,575	(239,616)	732,959

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/22/2019

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/22/2019